CTIVP® – Principal Large Cap Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Principal Large Cap Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 14.2%
Entertainment 3.8%
Netflix, Inc.(a)	672,152	64,627,415
Interactive Media & Services 10.4%
Alphabet, Inc., Class A	216,373	62,220,220
Alphabet, Inc., Class C	119,536	34,290,097
Meta Platforms, Inc., Class A	142,806	81,703,596
Total		178,213,913
Total Communication Services		242,841,328
Consumer Discretionary 11.1%
Automobiles 1.6%
Tesla, Inc.(a)	74,847	27,824,372
Broadline Retail 4.9%
Amazon.com, Inc.(a)	405,410	84,434,741
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc., Class A(a)	149,311	18,854,993
Hilton Worldwide Holdings, Inc.	89,479	27,208,774
Total		46,063,767
Specialty Retail 1.9%
O’Reilly Automotive, Inc.(a)	346,770	32,010,339
Total Consumer Discretionary		190,333,219
Consumer Staples 0.8%
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	14,414	14,362,542
Total Consumer Staples		14,362,542
Financials 17.3%
Capital Markets 9.4%
Brookfield Corp.	2,067,787	83,683,340
Charles Schwab Corp. (The)	137,306	12,904,018
KKR & Co., Inc., Class A	387,369	35,831,632
Moody’s Corp.	42,263	18,437,234
S&P Global, Inc.	22,538	9,586,313
Total		160,442,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 7.0%
MasterCard, Inc., Class A	121,291	60,604,261
Visa, Inc., Class A	198,369	59,955,047
Total		120,559,308
Insurance 0.9%
Arthur J Gallagher & Co.	75,393	16,328,616
Total Financials		297,330,461
Health Care 4.7%
Health Care Equipment & Supplies 1.1%
IDEXX Laboratories, Inc.(a)	15,172	8,524,995
Intuitive Surgical, Inc.(a)	22,050	10,164,829
Total		18,689,824
Health Care Technology 0.8%
Veeva Systems Inc., Class A(a)	73,951	12,990,233
Life Sciences Tools & Services 2.8%
Danaher Corp.	255,260	48,397,296
Total Health Care		80,077,353
Industrials 7.1%
Aerospace & Defense 6.7%
General Electric Co.	29,049	8,243,235
HEICO Corp., Class A	119,010	25,121,821
TransDigm Group, Inc.	70,872	82,137,813
Total		115,502,869
Ground Transportation 0.4%
Uber Technologies, Inc.(a)	83,443	6,002,055
Total Industrials		121,504,924
Information Technology 41.5%
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A	167,931	21,218,082
Semiconductors & Semiconductor Equipment 18.8%
Broadcom, Inc.	298,557	92,406,377
NVIDIA Corp.	1,322,190	230,589,936
Total		322,996,313

CTIVP® – Principal Large Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Principal Large Cap Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 13.3%
Cadence Design Systems, Inc.(a)	235,833	65,530,916
Constellation Software, Inc.	8,053	14,181,333
Microsoft Corp.	320,211	118,532,506
Oracle Corp.	196,679	28,933,447
Total		227,178,202
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	553,201	140,396,882
Total Information Technology		711,789,479
Materials 2.0%
Chemicals 1.0%
Linde PLC	34,281	16,995,149
Construction Materials 1.0%
Vulcan Materials Co.	62,961	17,144,280
Total Materials		34,139,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Real Estate Management & Development 1.0%
CoStar Group, Inc.(a)	420,600	16,967,004
Total Real Estate		16,967,004
Total Common Stocks (Cost $1,358,680,152)		1,709,345,739

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	11,346,235	11,341,696
Total Money Market Funds (Cost $11,342,639)		11,341,696
Total Investments in Securities (Cost: $1,370,022,791)		1,720,687,435
Other Assets & Liabilities, Net		(5,634,273)
Net Assets		1,715,053,162
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	6,568,274	34,601,056	(29,826,712)	(922)	11,341,696	91	69,452	11,346,235
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – Principal Large Cap Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7032_(05/26)